Segment Reporting - Net Sales by Product Category (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended
	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2010	Feb. 28, 2013 reportable_segment	Feb. 29, 2012	May 31, 2012 reportable_segment	May 31, 2011		May 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments									1		1
Net sales by product:
Net sales	$ 739.5	$ 708.9	$ 725.1	$ 664.6	$ 715.2	$ 678.0	$ 698.3	$ 640.7	$ 2,269.0	$ 2,098.6	$ 2,838.1	$ 2,732.2	[1]	$ 2,698.0	[1],[2]
Large Joint Reconstructive [Member]
Net sales by product:
Net sales									1,261.1	1,259.2	1,698.8	1,630.6	[1]	1,615.7	[1]
S.E.T. [Member]
Net sales by product:
Net sales									440.9	263.4	354.4	312.3	[1]	283.7	[1]
Spine & Bone Healing [Member]
Net sales by product:
Net sales									224.3	224.9	314.0	327.4	[1]	345.3	[1]
Dental [Member]
Net sales by product:
Net sales									188.5	198.5	267.7	269.5	[1]	265.2	[1]
Other [Member]
Net sales by product:
Net sales									$ 154.2	$ 152.6	$ 203.2	$ 192.4	[1]	$ 188.1	[1]

[1]	New product categories were adopted in order to more closely represent the way the Company reports sales and markets products. Certain amounts have been reclassified to conform to the current presentation.
[2]	Certain amounts have been adjusted to conform to the current presentation. Specifically, International net sales increased, and Europe net sales decreased, $4.3 million for the year ended May 31, 2010. The current presentation aligns with how the Company presently manages and markets its products.